AURORA 10Q - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 22, 2022	Dec. 31, 2020
Summary of Significant Accounting Policies [Line Items]
Unrecognized tax benefits					$ 1,353,000	$ 4,070,000		$ 1,710,000
Shares excluded from calculation of diluted loss per share			413,247,000	408,455,000	406,726,000	363,548,000
Aurora Acquisition Corp
Summary of Significant Accounting Policies [Line Items]
Cash equivalents	$ 0		$ 0		$ 0	$ 0
Deferred underwriting fee waived					8,505,100		$ 8,505,100
Unrecognized tax benefits	0		0		0	0
Unrecognized tax benefits accrued for interest and penalties	0		$ 0		$ 0	0
Shares excluded from calculation of diluted loss per share			11,523,421		11,523,444
Gain on deferred underwriting fee	$ 0	$ 182,658	$ 0	$ 182,658	$ 182,658	$ 0
Aurora Acquisition Corp | Public Warrants
Summary of Significant Accounting Policies [Line Items]
Warrants outstanding (in shares)	6,075,049		6,075,049		6,075,050
Aurora Acquisition Corp | Private Placement Warrants
Summary of Significant Accounting Policies [Line Items]
Warrants outstanding (in shares)	5,448,372		5,448,372